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                               ZWEIG SERIES TRUST

                        SUPPLEMENT DATED JANUARY 5, 1996
                   TO THE PROSPECTUS DATED SEPTEMBER 1, 1995

REVISION TO FOOTNOTE (1) TO FEE TABLE ON PAGE 2 OF THE PROSPECTUS:

     (1) The Manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses) to .35% of its average net assets effective November 9, 1995. The Manager reserves the right to discontinue this policy at any time after April 30, 1996.
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REVISIONS TO LANGUAGE ON PAGE 11 OF THE PROSPECTUS:

     NET ASSET VALUE. Net asset values of each class of shares are calculated on each day that the NYSE is open, at 2:00 p.m. New York time for Zweig Cash Fund and as of the close of regular trading on the NYSE for Zweig Cash Fund and for the other funds.

     DISTRIBUTIONS AND TAXES. It declares this dividend at 2:00 p.m. New York time on each day the NYSE is open.
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ADDITION TO LANGUAGE ON PAGE 12 OF THE PROSPECTUS:

     EXCHANGE PRIVILEGE. All exchanges are effected as of the close of regular trading on the NYSE.
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ADDITION TO LANGUAGE ON PAGE 15 OF THE PROSPECTUS -- 1ST PARAGRAPH:

     In addition, Zweig Securities Corp. may also pay dealers who maintain an omnibus account with the transfer agent, a fee at the annual rate of 0.10% of the average daily net assets held in any sub-account that has been continually invested in Zweig Mutual Funds for more than four years.
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REVISION TO LANGUAGE ON PAGE 16 OF THE PROSPECTUS:

     THROUGH THE TRANSFER AGENT BY TELEPHONE. The transfer agent must receive your instructions before 2:00 p.m. New York time for Zweig Cash Fund in order to redeem shares and receive Federal funds that day. For the other funds, the transfer agent must receive your order before the close of regular trading on the NYSE (presently 4:00 p.m. New York time) in order to redeem shares that day.
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REVISION TO LANGUAGE ON PAGE 17 OF THE PROSPECTUS:

     The MANAGER AND MANAGEMENT FEE. The last sentence of paragraph 2 is deleted in its entirety.